Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Credit Risk Exposure Explanatory [Abstract]
Disclosure of credit risk exposure [text block]	The maximum exposure to credit risk is as follows:
	December 31, 2017	December 31, 2016
Trade and other receivables	$28,678	$26,305
Deposits	938	665
Derivative asset	50,870	2,178
	$80,486	$29,148

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
The timing of cash outflows relating to financial liabilities as at December 31, 2017 and 2016 are as follows:

December 31, 2017		Less than one year	One to three years	Total
Trade and other accrued liabilities		$51,004	$-	$51,004
Bank indebtedness	- principal	-	210,001	210,001
	- interest (1)	9,404	4,483	13,887
		$60,408	$214,484	$274,892

December 31, 2016		Less than one year	One to three years	Total
Trade and other accrued liabilities		$34,153	$-	$34,153
Bank indebtedness	- principal	-	153,811	153,811
	- interest (1)	6,890	3,284	10,174
		$41,043	$157,095	$198,138

(1) Interest on bank indebtedness was calculated assuming conversion of the revolving credit facility to a one-year term facility.

Disclosure of derivative financial instruments [text block]
As at December 31, 2017, the Corporation had the following derivative contracts in place:

Description of Derivative	Term	Volume	Price

Natural gas – AECO
Fixed price swap	April 2017 to March 2018	4,739 mcf/d	Cdn $3.27/mcf
Fixed price swap	April 2017 to March 2018	14,217 mcf/d	Cdn $3.27/mcf
Fixed price swap	November 2017 to March 2018	18,956 mcf/d	Cdn $3.22/mcf
Fixed price swap	July 2017 to March 2018	4,739 mcf/d	Cdn $3.02/mcf
Fixed price swap	July 2017 to March 2018	14,217 mcf/d	Cdn $3.01/mcf
Fixed price swap	July 2017 to March 2018	14,217 mcf/d	Cdn $3.00/mcf
Fixed price swap	July 2017 to June 2018	14,217 mcf/d	Cdn $3.00/mcf
Fixed price swap	April 2017 to March 2018	23,695 mcf/d	Cdn $3.01/mcf
Call option sold	April 2017 to December 2018	23,695 mcf/d	Cdn $3.17/mcf (1)
Fixed price swap	October 2017 to September 2018	4,739 mcf/d	Cdn $3.01/mcf
Call option sold	October 2017 to December 2018	4,739 mcf/d	Cdn $3.01/mcf (2)
Fixed price swap	October 2017 to September 2018	4,739 mcf/d	Cdn $3.01/mcf
Call option sold	October 2017 to December 2018	4,739 mcf/d	Cdn $3.06/mcf (3)
Fixed price swap	October 2017 to September 2018	4,739 mcf/d	Cdn $3.01/mcf
Call option sold	October 2017 to December 2018	4,739 mcf/d	Cdn $3.11/mcf (4)
Fixed price swap	October 2018 to March 2019	18,956 mcf/d	Cdn $3.00/mcf
Fixed price swap	October 2018 to March 2019	18,956 mcf/d	Cdn $3.00/mcf
Fixed price swap	October 2018 to March 2019	9,478 mcf/d	Cdn $3.00/mcf

(1)	Call option sold is only exercisable by the counterparty if AECO exceeds Cdn $3.43/mcf.
(2)	Call option sold is only exercisable by the counterparty if AECO exceeds Cdn $3.32/mcf.
(3)	Call option sold is only exercisable by the counterparty if AECO exceeds Cdn $3.38/mcf.
(4)	Call option sold is only exercisable by the counterparty if AECO exceeds Cdn $3.43/mcf.

Natural gas – AECO/Henry Hub Basis Differential
Basis swap	January 2018 to September 2018	25,000 mcf/d	Henry Hub less US $0.95/mcf
Basis swap	January 2019 to December 2019	25,000 mcf/d	Henry Hub less US $0.90/mcf

Natural gas – Dawn
Fixed price swap	December 2017 to March 2018	10,000 mcf/d	US $3.45/mcf

Disclosure of events after reporting period [text block]
Subsequent to December 31, 2017, the Corporation entered into the following derivative contracts:

Natural gas – AECO/Henry Hub Basis Differential
Basis swap	January 2021 to December 2024	5,000 mcf/d	Henry Hub less US $1.135/mcf
Basis swap	January 2021 to December 2024	2,500 mcf/d	Henry Hub less US $1.185/mcf
Basis swap	January 2021 to December 2024	17,500 mcf/d	Henry Hub less US $1.20/mcf
Basis swap	January 2020 to December 2020	5,000 mcf/d	Henry Hub less US $1.20/mcf
Basis swap	January 2020 to December 2024	15,000 mcf/d	Henry Hub less US $1.20/mcf

Disclosure of gain loss on derivatives [text block]
The table below summarizes the realized and unrealized gains (losses) on derivatives recognized in net income (loss).

	Year ended	Year ended
	December 31, 2017	December 31, 2016
Realized gains on derivatives	$27,847	$53,094
Unrealized gains (losses) on derivatives	73,305	(66,781)
Gains (losses) on derivatives	$101,152	$(13,687)

Disclosure of detailed information about capital structure of entity [text block]
Advantage’s capital structure as at December 31, 2017 and 2016 is as follows:

	December 31, 2017	December 31, 2016
Bank indebtedness (non-current) (note 10)	$208,978	$153,102
Working capital deficit	13,808	6,167
Total debt (1)	$222,786	$159,269
Shares outstanding (note 13)	185,963,186	184,654,333
Share closing market price ($/share)	$5.40	$9.12
Market capitalization	1,004,201	1,684,048
Total capitalization	$1,226,987	$1,843,317

(1) Total debt is a non-GAAP measure that includes bank indebtedness and working capital deficit.